EMPLOYEE BENEFITS - FIVE HIGHEST PAID INDIVIDUALS - Narratives (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) individual	Dec. 31, 2017 CNY (¥) individual
Disclosure of highest paid [line items]
Number of key management personnel	5	5
Remuneration paid as inducement | ¥	¥ 0	¥ 0
Directors [member]
Disclosure of highest paid [line items]
Number of key management personnel	1	1
Senior executives [member]
Disclosure of highest paid [line items]
Number of key management personnel	3	3
Supervisor [member]
Disclosure of highest paid [line items]
Number of key management personnel	1	1
Minimum [member]
Disclosure of highest paid [line items]
Emolument amount | ¥	¥ 0	¥ 0
Maximum [member]
Disclosure of highest paid [line items]
Emolument amount | ¥	¥ 471,000	¥ 498,000